Preferred And Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		6 Months Ended			0 Months Ended
	Feb. 20, 2014	Oct. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Apr. 24, 2013 Series D Convertible Preferred Stock	Feb. 13, 2013 Series D Convertible Preferred Stock	Oct. 31, 2012 Series D Convertible Preferred Stock	Aug. 31, 2012 Series D Convertible Preferred Stock	Oct. 31, 2013 Common Stock	Feb. 20, 2014 Gross Proceeds	Feb. 20, 2014 Underwriter's option	Feb. 20, 2014 Net Proceeds
Preferred and Common Stock [Abstract]
Preferred Stock Shares Authorized			10,000,000		10,000,000
Preferred Stock Par Or Stated Value Per Share			$ 0.0001		$ 0.0001
Statement [Line Items]
Preferred Stock Shares Issued			4,540		4,540	300	300	300	300
Fair value of preferred stock						$ 3,000	$ 3,000	$ 3,000	$ 3,000
Preferred Stock, Dividend Rate, Percentage			6.00%			6.00%	6.00%	6.00%	6.00%
Preferred Stock Shares Outstanding			4,540		4,540
Temporary Equity Shares Outstanding			1,200		1,200
Disclosure Of Share Based Compensation Arrangements										In October 2013, Navios Acquisition authorized and issued to its directors in the aggregate of 2,100,000 restricted shares of common stock and options to purchase 1,500,000 shares of common stock having an exercise price of $3.91 per share and an expiration term of 10 years. These awards of restricted common stock and stock options are based on service conditions only and vest over a period of over three years.
Restricted stock price at grant date		$ 3.99
Restricted stock fair value amount		8,379
Share based compensation price		$ 0.79
Share based compensation fair value		1,188
Share-based Compensation			2,900	0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			2,100,000
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number			1,500,000
Partners Capital Account Units Sold In Public Offering	14,950,000											1,950,000
Share Price	$ 3.85
Proceeds from issuance public offering											57,556		54,287
Compensation cost relating to service conditions of non-vested stock options			693
Compensation cost relating to service conditions of non-vested restricted stock			4,886
Weighted average period of recognition			2 years 9 months 24 days
Weighted average period of recognition of stock options			9 years 9 months 24 days
Agent Costs	3,022
Offering Costs	$ 247
Common Stock Shares Authorized			250,000,000		250,000,000
Common Stock Par Or Stated Value Per Share			$ 0.0001		$ 0.0001